Income Taxes (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Change in valuation allowance:
Beginning Balance	$ 391,848	$ 223,300
Increase in valuation allowance	276,574	168,548	$ 90,900
Ending Balance	$ 668,422	$ 391,848	$ 223,300